Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Credit facilities	$ 1,124,761	$ 1,096,178
Financial liabilities	432,477	731,206
Finance lease liabilities	329,860	325,784
Senior unsecured bonds	300,000
Total borrowings	2,187,098	2,153,168
Less: Current portion of long-term borrowings, net	(277,365)	(266,222)
Less: Deferred finance costs, net	(27,512)	(24,231)
Long-term borrowings, net	$ 1,882,221	$ 1,862,715